Note 21 - Equity Method Investment (Details Textual) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	May 06, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Payments to Acquire Equity Method Investments		$ (0)	$ 3,604	$ 3,653	$ 0	$ 0
Warrants and Rights Outstanding, Term (Year)	36 months
OS [Member]
Equity Method Investment, Ownership Percentage	5.00%
Payments to Acquire Equity Method Investments	$ 3,700
OS [Member] | Warrant [Member]
Class of Warrant or Right, Outstanding (in shares)	524,715